SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS:

                                 -----------------

                               CLASSES A, B AND C

                             DWS Value Builder Fund

The following information replaces similar disclosure in "The Fund's Performance History" section of the fund's prospectus:

Average Annual Total Returns (%) as of 12/31/2007


--------------------------------------------------------------------------------
                                                1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                         -14.15        6.26       4.28
--------------------------------------------------------------------------------
  Return after Taxes on Distributions         -18.51        4.42       2.64
--------------------------------------------------------------------------------
  Return after Taxes on Distributions and
  Sale of Fund Shares                         -2.60*        5.68*,+    3.42*,+
--------------------------------------------------------------------------------
Class B (Return before Taxes)                 -11.61        6.54       4.10
--------------------------------------------------------------------------------
Class C (Return before Taxes)                  -9.59        6.71       4.14
--------------------------------------------------------------------------------
Standard & Poor's 500 Index (S&P 500)
(reflects no deductions for fees, expenses
or taxes)                                       5.49       12.83       5.91
--------------------------------------------------------------------------------
Blended Index 65/35/5 (reflects no
deductions for fees, expenses or taxes)         6.27        9.30       6.06
--------------------------------------------------------------------------------
Russell 1000(R) Value Index (reflects no
deductions for fees, expenses or taxes)        -0.17       14.63       7.68
--------------------------------------------------------------------------------
Blended Index 60/40 (reflects no deductions     2.72       10.11       6.87
for fees, expenses or taxes)
--------------------------------------------------------------------------------

* Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures for the same period due to a capital loss occurring upon redemption resulting in an assumed tax deduction for the shareholder.

+ The fund produced a positive total return due to income dividends and net realized gains distributed to the shareholders. Reinvestment of all dividends and distributions is assumed. Had you sold your shares at the period end net asset value you would have recognized a net loss. It is assumed that this loss will be applied against other gains producing a positive impact to the total return after taxes on distributions and sale of fund shares.

                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group
July 2, 2008
DVBF-3601

On May 23, 2008, the Russell 1000(R) Value Index and the Blended Index 60/40 replaced the S&P 500 and the Blended Index 65/35/5, respectively, as the fund's benchmark indexes because the Advisor believes that they more accurately reflect the fund's investment strategy.

Standard & Poor's 500 Index (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Blended Index 60/35/5 is composed of 60% S&P 500 Index, 35% Lehman Brothers Intermediate US Government/ Credit Index and 5% Merrill Lynch 3-Month Treasury Bill Index. The Lehman Brothers Intermediate US Government/ Credit Index is an unmanaged index comprising intermediate- and long-term government and investment-grade corporate debt securities. The Merrill Lynch 3-Month Treasury Bill Index is representative of the 3-month Treasury market.

Russell 1000(R) Value Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with less-than-average growth orientation. Russell 1000(R) Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.

Blended Index 60/40 is composed of 60% Russell 1000 Value Index and 40% Lehman Brothers 1-3 Year Government/Credit Index. The Lehman Brothers 1-3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment-grade corporate debt securities with maturities of one to three years.


--------------------------------------------------------------------------------
Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.dws-scudder.com.
--------------------------------------------------------------------------------

Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The return reflects taxes only on the fund's distributions and not on a shareholder's gain or loss from selling fund shares.

Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The return reflects taxes on both the fund's distributions and a shareholder's gain or loss from selling fund shares.


                                       2

July 2, 2008
DVBF-3601

The following information replaces similar disclosure in the "How Much Investors Pay" section of the fund's prospectus: This table describes the fees and expenses that you may pay if you buy and hold fund shares.

This information doesn't include any fees that may be charged by your financial advisor.

--------------------------------------------------------------------------------
Fee Table                                   Class A      Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as % of offering price)          5.75%(1)       None         None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (as % of redemption proceeds)        None(2)       4.00%        1.00%
--------------------------------------------------------------------------------
Redemption/Exchange fee on shares owned
less than 15 days (as % of redemption
proceeds)(3)                                  2.00         2.00         2.00
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(4)                             0.69%        0.69%        0.69%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee              0.23         1.00         1.00
--------------------------------------------------------------------------------
Other Expenses(5)                             0.30         0.41         0.29
--------------------------------------------------------------------------------
Acquired Fund (Underlying Fund) Fees and
Expenses(6)                                   0.20         0.20         0.20
--------------------------------------------------------------------------------
Total Annual Operating Expenses               1.42         2.30         2.18
--------------------------------------------------------------------------------
Expense Reimbursements                        0.11         0.11         0.11
--------------------------------------------------------------------------------
Net Annual Operating Expenses(7)              1.31         2.19         2.07
--------------------------------------------------------------------------------

(1) Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher than the percentage noted (see "Choosing a Share Class -- Class A shares").

(2) The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Choosing a Share Class -- Class A shares") may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.

(3) This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About -- Policies about transactions" for further information.

(4) Restated on an annualized basis to reflect fee changes which took effect on July 1, 2006. To the extent the fund invests in other mutual funds advised by the Advisor and its affiliates ("Underlying Funds"), the Advisor has agreed not to impose its advisory fees on assets invested in such Underlying Funds.

(5) Restated on an annualized basis to reflect fee changes which took effect on October 1, 2006. "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10%.

(6) "Acquired Fund (Underlying Fund) Fees and Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.

(7) Through March 15, 2009, the Advisor has contractually agreed to waive its management fee by an amount equal to the amount of management fee borne by the fund as a shareholder of such other affiliated mutual funds. Accordingly, Net Annual Operating Expenses will vary based in part on the amount of the fund's investment in such other affiliated mutual funds.


                                       3

July 2, 2008
DVBF-3601

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                   1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $701          $988         $1,297        $2,170
--------------------------------------------------------------------------------
Class B shares               622         1,008          1,420         2,230
--------------------------------------------------------------------------------
Class C shares               310           672          1,159         2,505
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A                     $701          $988         $1,297        $2,170
--------------------------------------------------------------------------------
Class B shares               222           788          1,220         2,203
--------------------------------------------------------------------------------
Class C                      210           672          1,159         2,505
--------------------------------------------------------------------------------


The following information replaces similar disclosure in the "Appendix" section of the fund's prospectus:

DWS Value Builder Fund -- Class A

        Maximum             Initial Hypothetical            Assumed Rate
     Sales Charge:               Investment:                 of Return:
         5.75%                     $10,000                       5%
--------------------------------------------------------------------------------
                                                     Hypothetical
          Cumulative                   Cumulative      Year-End
            Return          Annual       Return         Balance        Annual
            Before           Fund         After          After          Fees
           Fees and         Expense     Fees and       Fees and          and
 Year      Expenses         Ratios      Expenses       Expenses       Expenses
--------------------------------------------------------------------------------
   1          5.00%          1.31%       -2.27%        $ 9,772.78     $ 700.75
--------------------------------------------------------------------------------
   2         10.25%          1.42%        1.23%        $10,122.65     $ 141.26
--------------------------------------------------------------------------------
   3         15.76%          1.42%        4.65%        $10,485.04     $ 146.31
--------------------------------------------------------------------------------
   4         21.55%          1.42%        8.60%        $10,860.40     $ 151.55
--------------------------------------------------------------------------------
   5         27.63%          1.42%       12.49%        $11,249.21     $ 156.98
--------------------------------------------------------------------------------
   6         34.01%          1.42%       16.52%        $11,651.93     $ 162.60
--------------------------------------------------------------------------------
   7         40.71%          1.42%       20.69%        $12,069.07     $ 168.42
--------------------------------------------------------------------------------
   8         47.75%          1.42%       25.01%        $12,501.14     $ 174.45
--------------------------------------------------------------------------------
   9         55.13%          1.42%       29.49%        $12,948.68     $ 180.69
--------------------------------------------------------------------------------
   10        62.89%          1.42%       34.12%        $13,412.24     $ 187.16
--------------------------------------------------------------------------------
  Total:                                                              $2,170.17
--------------------------------------------------------------------------------



                                       3

July 2, 2008
DVBF-3601

DWS Value Builder Fund -- Class B

        Maximum             Initial Hypothetical            Assumed Rate
     Sales Charge:               Investment:                 of Return:
         0.00%                     $10,000                       5%
--------------------------------------------------------------------------------
                                                     Hypothetical
          Cumulative                   Cumulative      Year-End
            Return          Annual       Return         Balance        Annual
            Before           Fund         After          After          Fees
           Fees and         Expense     Fees and       Fees and          and
 Year      Expenses         Ratios      Expenses       Expenses       Expenses
--------------------------------------------------------------------------------
   1          5.00%          2.19%        2.81%        $10,281.00     $ 222.08
--------------------------------------------------------------------------------
   2         10.25%          2.30%        5.59%        $10,588.59     $ 239.66
--------------------------------------------------------------------------------
   3         15.76%          2.30%        8.44%        $10,843.67     $ 246.13
--------------------------------------------------------------------------------
   4         21.55%          2.30%       11.36%        $11,136.45     $ 252.77
--------------------------------------------------------------------------------
   5         27.63%          2.30%       14.37%        $11,437.13     $ 259.60
--------------------------------------------------------------------------------
   6         34.01%          2.30%       17.46%        $11,745.93     $ 266.61
--------------------------------------------------------------------------------
   7         40.71%          1.42%       21.66%        $12,166.44     $ 169.78
--------------------------------------------------------------------------------
   8         47.75%          1.42%       26.02%        $12,602.00     $ 175.86
--------------------------------------------------------------------------------
   9         55.13%          1.42%       30.53%        $13,053.15     $ 182.15
--------------------------------------------------------------------------------
   10        62.89%          1.42%       35.20%        $13,520.45     $ 188.67
--------------------------------------------------------------------------------
  Total:                                                              $2,203.31
--------------------------------------------------------------------------------



                                       5

July 2, 2008
DVBF-3601

DWS Value Builder Fund -- Class C

        Maximum             Initial Hypothetical            Assumed Rate
     Sales Charge:               Investment:                 of Return:
         0.00%                     $10,000                       5%
--------------------------------------------------------------------------------
                                                     Hypothetical
          Cumulative                   Cumulative      Year-End
            Return          Annual       Return         Balance        Annual
            Before           Fund         After          After          Fees
           Fees and         Expense     Fees and       Fees and          and
 Year      Expenses         Ratios      Expenses       Expenses       Expenses
--------------------------------------------------------------------------------
   1          5.00%          2.07%        2.93%        $10,293.00     $ 210.03
--------------------------------------------------------------------------------
   2         10.25%          2.18%        5.83%        $10,583.26     $ 227.55
--------------------------------------------------------------------------------
   3         15.76%          2.18%        8.82%        $10,881.71     $ 233.97
--------------------------------------------------------------------------------
   4         21.55%          2.18%       11.89%        $11,188.57     $ 240.57
--------------------------------------------------------------------------------
   5         27.63%          2.18%       15.04%        $11,504.09     $ 247.35
--------------------------------------------------------------------------------
   6         34.01%          2.18%       18.29%        $11,828.51     $ 254.33
--------------------------------------------------------------------------------
   7         40.71%          2.18%       21.62%        $12,162.07     $ 261.50
--------------------------------------------------------------------------------
   8         47.75%          2.18%       25.05%        $12,205.04     $ 268.87
--------------------------------------------------------------------------------
   9         55.13%          2.18%       28.58%        $12,857.68     $ 276.45
--------------------------------------------------------------------------------
   10        62.89%          2.18%       32.20%        $13,220.27     $ 284.25
--------------------------------------------------------------------------------
  Total:                                                              $2,504.87
--------------------------------------------------------------------------------















               Please Retain This Supplement for Future Reference




                                       6

July 2, 2008
DVBF-3601

                SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS:

                                -----------------

                               INSTITUTIONAL CLASS

                             DWS Value Builder Fund

The following information replaces similar disclosure in "The Fund's Performance History" section of the fund's prospectus:

Average Annual Total Returns (%) as of 12/31/2007


--------------------------------------------------------------------------------
                                                1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
Institutional Class
--------------------------------------------------------------------------------
  Return before Taxes                          -8.55        7.81       5.18
--------------------------------------------------------------------------------
  Return after Taxes on Distributions         -13.21        5.90       3.46
--------------------------------------------------------------------------------
  Return after Taxes on Distributions and
  Sale of Fund Shares                           1.39*,+     7.01*,+    4.17*,+
--------------------------------------------------------------------------------
Standard & Poor's 500 Index (S&P 500)
(reflects no deductions for fees, expenses
or taxes)                                       5.49       12.83       5.91
--------------------------------------------------------------------------------
Blended Index 65/35/5 (reflects no
deductions for fees, expenses or taxes)         6.27        9.30       6.06
--------------------------------------------------------------------------------
Russell 1000(R) Value Index (reflects no
deductions for fees, expenses or taxes)        -0.17       14.63       7.68
--------------------------------------------------------------------------------
Blended Index 60/40 (reflects no deductions
for fees, expenses or taxes)                    2.72       10.11       6.87
--------------------------------------------------------------------------------

* Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures for the same period due to a capital loss occurring upon redemption resulting in an assumed tax deduction for the shareholder.

+ The fund produced a positive total return due to income dividends and net realized gains distributed to the shareholders. Reinvestment of all dividends and distributions is assumed. Had you sold your shares at the period end net asset value you would have recognized a net loss. It is assumed that this loss will be applied against other gains producing a positive impact to the total return after taxes on distributions and sale of fund shares.

July 2, 2008
DVBF-3602

On May 23, 2008, the Russell 1000(R) Value Index and the Blended Index 60/40 replaced the S&P 500 and the Blended Index 65/35/5, respectively, as the fund's benchmark indexes because the Advisor believes that they more accurately reflect the fund's investment strategy.

Standard & Poor's 500 Index (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Blended Index 60/35/5 is composed of 60% S&P 500 Index, 35% Lehman Brothers Intermediate US Government/ Credit Index and 5% Merrill Lynch 3-Month Treasury Bill Index. The Lehman Brothers Intermediate US Government/ Credit Index is an unmanaged index comprising intermediate- and long-term government and investment-grade corporate debt securities. The Merrill Lynch 3-Month Treasury Bill Index is representative of the 3-month Treasury market.

Russell 1000(R) Value Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with less-than-average growth orientation. Russell 1000(R) Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.

Blended Index 60/40 is composed of 60% Russell 1000 Value Index and 40% Lehman Brothers 1-3 Year Government/Credit Index. The Lehman Brothers 1-3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment-grade corporate debt securities with maturities of one to three years.


--------------------------------------------------------------------------------
Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.dws-scudder.com.
--------------------------------------------------------------------------------

Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The return reflects taxes only on the fund's distributions and not on a shareholder's gain or loss from selling fund shares.

Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The return reflects taxes on both the fund's distributions and a shareholder's gain or loss from selling fund shares.


                                       2

July 2, 2008
DVBF-3602

The following information replaces similar disclosure in the "How Much Investors Pay" section of the fund's prospectus:

This table describes the fees and expenses that you may pay if you buy and hold fund shares. This information doesn't include any fees that may be charged by your financial advisor.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Redemption/Exchange fee on shares owned less than 15 days (as % of      2.00%
redemption proceeds)(1)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(2)                                                       0.69%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       None
--------------------------------------------------------------------------------
Other Expenses(3)                                                       0.19
--------------------------------------------------------------------------------
Acquired Fund (Underlying Fund) Fees and Expenses(4)                    0.20
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                         1.08
--------------------------------------------------------------------------------
Expense Reimbursements                                                  0.11
--------------------------------------------------------------------------------
Net Annual Operating Expenses(5)                                        0.97
--------------------------------------------------------------------------------

(1) This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About -- Policies about transactions" for further information.

(2) Restated on an annualized basis to reflect fee changes which took effect on July 1, 2006. To the extent the fund invests in other mutual funds advised by the Advisor and its affiliates ("Underlying Funds"), the Advisor has agreed not to impose its advisory fees on assets invested in such Underlying Funds.

(3) Restated on an annualized basis to reflect fee changes which took effect on October 1, 2006. "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10%.

(4) "Acquired Fund (Underlying Fund) Fees and Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.

(5) Through March 15, 2009, the Advisor has contractually agreed to waive its management fee by an amount equal to the amount of management fee borne by the fund as a shareholder of such other affiliated mutual funds. Accordingly, Net Annual Operating Expenses will vary based in part on the amount of the fund's investment in such other affiliated mutual funds.


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                   1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Institutional Class          $99          $333           $585        $1,307
--------------------------------------------------------------------------------

July 2, 2008
DVBF-3602

The following information replaces similar disclosure in the "Appendix" section of the fund's prospectus:

DWS Value Builder Fund -- Institutional Class

        Maximum             Initial Hypothetical            Assumed Rate
     Sales Charge:               Investment:                 of Return:
         0.00%                     $10,000                       5%
--------------------------------------------------------------------------------
                                                     Hypothetical
          Cumulative                   Cumulative      Year-End
            Return          Annual       Return         Balance        Annual
            Before           Fund         After          After          Fees
           Fees and         Expense     Fees and       Fees and          and
 Year      Expenses         Ratios      Expenses       Expenses       Expenses
--------------------------------------------------------------------------------
   1          5.00%          0.97%        4.03%        $10,403.00     $  98.95
--------------------------------------------------------------------------------
   2         10.25%          1.08%        8.11%        $11,810.80     $ 114.55
--------------------------------------------------------------------------------
   3         15.76%          1.08%       12.35%        $11,234.58     $ 119.05
--------------------------------------------------------------------------------
   4         21.55%          1.08%       16.75%        $11,674.98     $ 123.71
--------------------------------------------------------------------------------
   5         27.63%          1.08%       21.33%        $12,132.64     $ 128.56
--------------------------------------------------------------------------------
   6         34.01%          1.08%       26.08%        $12,608.23     $ 133.60
--------------------------------------------------------------------------------
   7         40.71%          1.08%       31.02%        $13,102.48     $ 138.84
--------------------------------------------------------------------------------
   8         47.75%          1.08%       36.16%        $13,616.09     $ 144.28
--------------------------------------------------------------------------------
   9         55.13%          1.08%       41.50%        $14,149.85     $ 149.94
--------------------------------------------------------------------------------
   10        62.89%          1.08%       47.05%        $14,704.52     $ 155.81
--------------------------------------------------------------------------------
  Total:                                                              $1,307.29
--------------------------------------------------------------------------------















               Please Retain This Supplement for Future Reference






                                       4

July 2, 2008
DVBF-3602